Retail Class A Shares | Stratus Growth Portfolio
Fund Summary – Stratus Growth Portfolio
Investment Objective
The Growth Portfolio seeks capital appreciation and income.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Portfolio:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Retail Class A Shares Stratus Growth Portfolio Retail Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)		4.50%
Maximum Deferred Sales Charge		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions		none
Redemption Fee		none
Exchange Fee	[1]
[1]	If, within 6 months of their acquisition, you exchange shares of a Portfolio for shares of another Portfolio with a higher sales charge, you will pay the difference between the sales charges in connection with the exchange

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses	Retail Class A Shares Stratus Growth Portfolio Retail Shares
Management Fees	0.75%
Other Expenses	0.43%
Total Annual Portfolio Operating Expenses	1.18%

Example
The following Example is intended to help you compare the cost of an investment in the Growth Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class A Shares Stratus Growth Portfolio Retail Shares	563	790	1,036	1,736

Portfolio Turnover
The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 20.22 % of the average value of the Portfolio.
Principal Investment Strategies
The principal investment strategies for the Growth Portfolio include:
  Investing primarily in a diversified portfolio of common stocks.
  Selecting equity securities, the majority of which pay dividends.
  Investing in medium and large capitalization companies.
  Investing in companies the Adviser believes will have earnings that grow faster than inflation and faster than the economy in general and whose securities are attractively priced.   The Adviser’s strategies may involve active trading in the Portfolio’s securities and may result in a higher portfolio turnover rate.
  Considering whether to sell a particular security when the security’s price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined to no longer merit continued investment by the Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the Portfolio manager, the security is in an unattractive sector industry in the opinion of the Portfolio manager, or a more attractive investment opportunity is available.

Principal Investment Risks
The Growth Portfolio is subject to the following principal investment risks any one of which could cause you to lose money:
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.  Different parts of the market can react differently to these developments.
  Issuer-Specific Risks.  The value of an individual issuer’s securities can be more volatile than the market as a whole and can perform differently than the market as a whole.
  Growth Investing.  Growth stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.
When you sell your shares of the Portfolio, they could be worth less than what you paid for them. An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following information provides some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared with those of a broad measure of market performance. Returns are based on past results (before and after taxes) and are not an indication of future performance. Sales charges are not included in the calculation of the returns shown in the bar chart below, and if they were included, the returns would be less than those shown.
Calendar Year Total Returns

During the periods shown in the chart for the Growth Portfolio, the highest return for a quarter was 13.76% (quarter ending September 30, 2009) and the lowest return for a quarter was –20.39% (quarter ending December 31, 2008).

The year-to-date return as of June 30, 2012 for the Growth Portfolio was 8.44%.
Average Annual Total Returns (For the periods ended December 31, 2011 )
Average Annual Total Returns Retail Class A Shares Stratus Growth Portfolio	1 Year	5 Years	10 Years
Retail Shares	(3.82%)	(1.48%)	1.49%
Retail Shares Return after Taxes on Distributions	(4.13%)	(2.00%)	1.17%
Retail Shares Return after Taxes on Distributions and Sale of Portfolio Shares	(4.13%)	(2.00%)	1.01%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.